Note 14 - Financial Instruments (Details Textual)	12 Months Ended
Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	$ 208,000
Possible effect of 10% change in exchange rate regarding the MXN to the net income (loss)	29,000
Possible effect of 1% change in the interest rate to the net income (loss)	$ 25,000